Income Taxes - Summary of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax effected at statutory rate	21.00%	21.00%
State taxes	4.70%	5.30%
Stock compensation	(0.40%)	(0.90%)
Non-Deductible Expenses	(8.90%)	(3.30%)
Warrant Revaluation	2.30%
Federal research and development credits	0.70%	0.90%
Change in valuation allowance	(20.20%)	(23.00%)